Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets of the Company were mainly as follows:
	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Cost:
Trademark	486	474
License	3,530	3,530
Dealership	31,717	31,717
Total cost	35,733	35,721
Less: Accumulated amortization	(14,139)	(17,811)
Intangible assets, net	21,594	17,910

Schedule of Annual Estimated Amortization Expense for Intangible Assets	The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:
	As of March 31,
	2025	2026	2027	2028	2029
Amortization expenses	3,247	3,211	3,208	3,193	3,178